SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Annual Depreciation Rates
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method, over the estimated useful lives of the assets, at the following annual rates:

Percentage

Computers and peripheral equipment	20 – 33 (mainly 33)
Office furniture and equipment	10 – 20 (mainly 15)
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

Summary of Fair Value Assumptions
The fair value for options granted in 2017, 2016 and 2015 is estimated at the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Year ended December 31,
	2017	2016	2015

Dividend yield	0%	0%	0%
Expected volatility	53%	53%	52%
Risk-free interest	2.27%	1.82%	1.29%
Expected life (in years)	5.9	5.3	4

Schedule of Changes in Accumulated Balances of Other Comprehensive Loss
The following table summarizes the changes in accumulated balances of other comprehensive loss for 2017:

	Unrealized gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total
Beginning balance	$(6)	$(1,007)	$(1,013)
Other comprehensive gain (loss) before reclassifications	312	(235)	77
Amounts reclassified from accumulated other comprehensive loss into earnings	(286)	-	(286)
Net current period other comprehensive income (loss)	26	(235)	(209)
Ending balance	$20	$(1,242)	$(1,222)